Changes in Accounting Policies	12 Months Ended
Dec. 31, 2015
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements And Changes In Accounting Principles [Text Block]

6. Changes in Accounting Policies

Revenue – Revenue from Contracts with Customers

In May 2014, the Financial Accounting Standards Board (“FASB”) issued their final standard on revenue from contracts with customers. The standard provides a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue model is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In applying the revenue model to contracts within its scope, an entity identifies the contract(s) with a customer (step 1), identifies the performance obligations in the contract (step 2), determines the transaction price (step 3), allocates the transaction price to the performance obligations in the contract (step 4), and recognizes revenue when (or as) the entity satisfies a performance obligation (step 5). This standard applies to all contracts with customers except those that are within the scope of other topics. Certain provisions of this standard also apply to transfers of nonfinancial assets, including in-substance nonfinancial assets that are not an output of an entity’s ordinary activities (e.g., sales of property, plant, and equipment; land and buildings; or intangible assets) and existing accounting guidance applicable to these transfers has been amended or superseded. Compared with current U.S. GAAP, this standard also requires significantly expanded disclosures about revenue recognition. Broadly, an entity is required to disclose sufficient information to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. Disclosure includes separately disclosing revenues derived from contracts with customers from other sources of revenues and separately disclosing any impairment losses recognized on any receivables or contract assets from other contracts. An entity is also required to disaggregate its revenues recognized from contracts into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. Disaggregated revenues must be further reconciled to revenues presented on a reportable segment basis to allow financial statement users to understand the relationship between disaggregated and reportable segment revenues. Disclosures are also required with respect to the opening and closing balances of receivables, contract assets, and contract liabilities from contracts with customers, if not otherwise separately presented and disclosed. In addition, revenue recognized in the reporting period that was included in the contract liability balance at the beginning of the period is required disclosure, and revenue recognized in the reporting period from performance obligations satisfied, in full or in part, in previous periods, must also be disclosed. Qualitative and quantitative disclosures for contract assets and liabilities must also disclose changes resulting from business combinations, cumulative catch-up adjustments to revenues, including a change in the measure of a contracts progress, a change in an estimate of the transaction price, a contract modification, a contract impairment, a change in the condition of rights or a change in the time for a performance obligation to be satisfied. An entity must further disclose its significant performance obligations included in its contracts with its customers, including when performance obligations are satisfied, the significant terms of payment, the nature of the goods or services that an entity has promised to transfer, obligations for returns, refunds and any type of warranty or related obligation. Any portion of the transaction price that is allocated to a performance obligation that is unsatisfied is required disclosure, including an explanation of when the entity expects to recognize revenues pertaining to an unsatisfied performance obligation and disclosing numerically the amounts to recognize over appropriate and relevant time bands. Significant judgments made assessing the timing of performance obligations and determining the allocation of the transaction price to the performance obligations that could significantly impact the determination of revenue recognized from contracts with customers must be disclosed. Performance obligations satisfied over time requires disclosure of the method used to recognize revenue and a supporting explanation of why this method was chosen. Performance obligations satisfied at a point in time must also be disclosed when significant judgments are made in evaluating when a customer obtains control of a good or service. This guidance is effective for annual reporting periods beginning after December 15, 2016, including each interim period thereafter. In August 2015, FASB issued an Accounting Standards Update (“ASU”) deferring the effective date of this standard for one year. The ASU also permits early adoption of the new standard, but not before the original public entity effective date of annual reporting periods beginning after December 15, 2016.

An entity can chose to adopt this guidance applying one of two approaches:

  retrospective application for each prior reporting period presented, subject to certain practical expedients in respect of completed contracts and transaction prices allocated to the remaining performance obligations that an entity expected to recognize as revenue, or retrospective application with the cumulative effect of initially applying this guidance recognized at the date of initial application. If an entity elects this transition method it should also provide the additional disclosures in reporting periods that include the date of initial application of, including the amount by which each financial statement line item is affected in the current reporting period by the application of this guidance compared to the guidance that was in effect before the change and an explanation of the reasons for significant changes.

The Company continues to assess the impact this guidance will have on its financial statements.

Compensation – Share Based Compensation

In June 2014, FASB issued guidance on how entities record compensation cost when an award participant’s requisite service period ends in advance of the performance condition being satisfied. That is, when an award participant is eligible to vest in the award regardless of whether the participant is rendering service on the date the performance target is achieved. The guidance requires entities to recognize compensation cost in the period in which it becomes probable that the performance condition will be achieved and should record the compensation cost over the period for which the award participant renders service. If the performance target becomes probable of achievement before the end of the requisite service period, the remaining unrecognized compensation cost must be recognized over the remaining requisite service period. If the achievement of the performance condition becomes probable after the award participants requisite service period, compensation cost will be recognized immediately in the period when the performance condition becomes probable. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The guidance also outlines that the grant date fair value of the award should not consider the performance condition in its determination. This guidance is effective for all reporting periods beginning after December 15, 2015 with early adoption permitted. The amendments are to be applied either prospectively to all awards granted or modified after the effective date or retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. The Company does not anticipate this guidance will have a significant impact on its financial statements.

Presentation of Financial Statements – Going Concern

In August 2014, FASB released additional guidance requiring management to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern. In connection with the preparation of financial statements for each annual and interim reporting period, an entity’s management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. Substantial doubt about an entity’s ability to continue as a going concern exists when relevant conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued, or are available to be issued.

When management identifies conditions or events that raise substantial doubt about an entity’s ability to continue as a going concern, management should assess if its intended plans to mitigate those relevant conditions or events would alleviate this doubt. The entity must disclose information that enables users of the financial statements to understand 1) principal conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern and 2) management’s evaluation of the significance of those conditions or events in relation to the entity’s ability to meet its obligations. If substantial doubt is alleviated as a result of this assessment, the entity is also required to disclose the relevant plan that it expects will alleviate the substantial doubt. However, if substantial doubt is not alleviated the entity is required to disclose its plans that are intended to mitigate the conditions or events that raise substantial doubt about its ability to continue as a going concern.

These amendments are effective for all reporting periods beginning after December 15, 2016 with early adoption permitted. The Company does not anticipate these new amendments will have a significant impact on its financial statements.

Income Statement – Extraordinary and Unusual Items

In January 2015, FASB simplified an entities’ income statement presentation by eliminating the concept of extraordinary items as part of its initiative to reduce complexity in accounting standards. Eliminating the concept of extraordinary items will save time and reduce costs for preparers because they will not have to assess whether a particular event or transaction event is extraordinary. This also alleviates uncertainty for preparers, auditors, and regulators because auditors and regulators will no longer need to evaluate whether a preparer treated an unusual and/or infrequent item appropriately. The amendments are effective for all reporting periods beginning after December 15, 2015. A reporting entity may apply the amendments prospectively. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The Company does not anticipate that this guidance will have a significant impact on its financial statements.

Interest – Imputation of Interest: Simplifying the Presentation of Debt Issuance Costs

In April 2015, FASB issued an amendment to simplify the presentation of debt issuance costs. The update requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. Recognition and measurement guidance for debt issuance costs are not impacted by this amendment. The amendment is effective for all reporting periods beginning after December 15, 2015, applied on a retrospective basis. Early adoption is permitted for financial statements that have not been previously issued.

In August 2015, an ASU further clarified the presentation and subsequent measurement of debt issuance costs related to line-of-credit arrangements which were not addressed in the original ASU issued in April. This ASU permits an entity to defer and present debt issuance costs as an asset, net of amortization recorded ratably over the term, for line-of-credit arrangements, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement.

Deferred financing costs recorded as an asset on the balance sheet are subject to these amendments effective January 1, 2016. Accordingly, deferred financing costs attributable to long-term debt arrangements, other than line-of-credit arrangements, will be presented as a reduction to long-term debt.

Intangibles – Goodwill and Other – Internal-Use Software: Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement

In May 2015, FASB provided additional guidance regarding the accounting for fees paid by a customer in a cloud computing arrangement, which amongst other things included guidance on cloud computing arrangements that include a software license. If a cloud computing arrangement includes a software license the customer should account for the software license component of the arrangement like any other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. These amendments are effective for all reporting periods beginning after December 15, 2015 and can be applied on either a prospective basis for all arrangements entered into or materially modified after the effective date or retrospectively. Early adoption is permitted. The Company does not anticipate this guidance will have a significant impact on its financial statements.

Business Combinations: Simplifying the Accounting for Measurement-Period Adjustments

In September 2015, FASB issued an amendment permitting entities to record business combination adjustments to provisional amounts, identified during the measurement period, in the reporting period in which the adjustment amounts are determined, including changes in depreciation, amortization, or other income effects. This amendment replaces the previous guidance to retroactively account for these adjustments. The amendment is effective for all reporting periods beginning after December 15, 2015 applied on a prospective basis to provisional amounts that occur after the effective date. Early adoption is permitted for financial statements that have not been issued. The Company elected to early adopt the new amendment which did not have a significant impact on its financial statements

Income Taxes: Balance Sheet Classification of Deferred Taxes

In November 2015, FASB issued an amendment that requires deferred tax assets and liabilities be presented as non-current in a classified balance sheet. The amendment is effective for all reporting periods beginning after December 15, 2016. Earlier application is permitted at the beginning of an interim or annual reporting period. The amendment may be applied either prospectively to all deferred tax assets and liabilities or retrospectively to all periods presented. The Company has elected to early adopt the new amendment on a retrospective basis and the impact on its financial statements was not significant.

Financial Instruments: Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, FASB issued an amendment to provide users of financial statements with more useful information with respect to financial instruments. The primary provisions include:

  measuring equity investments at their estimated fair value with changes recorded to net income, excluding investments accounted for under the equity method of accounting or those that result in consolidation of the investee. Notwithstanding, an entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer simplifying the impairment assessment of equity investments that don’t have readily determinable fair values by requiring a qualitative assessment to identify impairment. When a qualitative assessment indicates that impairment exists, an entity is required to measure the investment at its estimated fair value eliminating the requirement to disclose the estimated fair value of financial instruments measured at amortized cost for entities that are not public eliminating the requirement for public entities to disclose the method(s) and significant assumptions applied to estimate fair value for financial instruments measured at amortized cost requiring public entities to use the exit price notion when measuring the estimated fair value of financial instruments for disclosure purposes requiring entities to present separately in other comprehensive income the portion of the total change in the estimated fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments requiring entities to separately present financial assets and financial liabilities by measurement category and form of financial asset, representing securities or loans and receivables, on the balance sheet or in the accompanying notes to the financial statements clarifying that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets.

For public entities, these amendments are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early application is not permitted, except for item f. which must be adopted at the beginning of the fiscal year in the year of adoption.

An entity should apply these amendments through a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year in the year of adoption. Amendments related to equity securities without readily determinable fair values, including the related disclosure requirements, should be applied prospectively to equity investments that exist as of the date of adoption.

The Company does not anticipate this guidance will have a significant impact on its financial statements.